Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense

The breakdown of income tax expense (credit) is presented below.

	For the year ended December 31,
	2025		2024		2023
Current tax expense	US$	51,689	US$	-	US$	9,077
Deferred tax expense		7,393,247		-		(37,104)
	US$	7,444,936	US$	-	US$	(28,027)

Schedule of Theoretical Income Tax Expense Calculated on the Basis of Applicable Corporate Tax Rate

A reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate for each of the years ended December 31, 2025, 2024 and 2023 is provided below.

	For the year ended December 31,
	2025		2024		2023
Loss before income taxes	US$	(19,268,357)	US$	(6,497,449)	US$	(2,232,689)
Tax expense calculated at a statutory corporate income tax rate of 17%		(3,275,621)		(1,104,566)		(379,557)
Tax effect on:
Non-deductible expenses		3,678,619		4,210		9,173
Income not subject to tax		(30,772)		(4,604)		(1,991)
Effect of different tax rates in other countries		2,629,500		(145,097)		(102,836)
Unrecognized deferred tax asset		4,839,573		1,250,057		447,184
Tax deductions and incentives		(302,003)		-		-
Foreign exchange rate difference		(278,895)		-		-
Adjustment relating to prior years		184,535		-		-
	US$	7,444,936	US$	-	US$	(28,027)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The breakdown of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 including the movements in deferred income tax assets and liabilities during the year are summarized below.

	December 31, 2023		Recognized in consolidated statements of comprehensive loss		December 31, 2024		Recognized in consolidated statements of comprehensive loss		December 31, 2025
Deferred tax assets arising on:
Lease liabilities	US$	-	US$	-	US$	-	US$	261,034	US$	261,034
Cost of sales from percentage of completion		-		-		-		10,561,103		10,561,103
Net operating loss carry over		37,844		-		37,844		-		37,844
Nondeductible accruals		-		-		-		4,100		4,100
Deferred tax assets		37,844		-		37,844		10,826,237		10,864,081
Offsetting of deferred tax assets		-		-		-		-		(10,561,103)
Total deferred tax assets		37,844		-		37,844		10,826,237		302,978

Deferred tax liabilities arising on:
Right of use assets		-		-		-		(241,422)		(241,422)
Revenue from percentage of completion		-		-		-		(17,978,062)		(17,978,062)
Deferred tax liabilities		-		-		-		(18,219,484)		(18,219,484)
Offsetting of deferred tax liabilities		-		-		-		-		10,561,103
Total deferred tax liabilities		-		-		-		(18,219,484)		(7,658,381)
Net deferred tax assets (liabilities)	US$	37,844	US$	-	US$	37,844	US$	(7,393,247)	US$	(7,355,403)